Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost [Abstract]
Less than one year	$ 5,496.5
One to five years	27,049.9
Five to ten years	11,182.0
Ten years or greater	65.8
Cost	43,794.2
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value [Abstract]
Less than one year	5,514.8
One to five years	27,137.6
Five to ten years	11,155.1
Ten years or greater	65.6
Debt Securities, Available-for-Sale	$ 43,873.1